Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan

The Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan, as amended (the “2018 Plan”) provides for the Company to grant incentive stock options, nonqualified stock options, restricted share units (“RSUs”) and other share-based awards to its employees, directors, officers, outside advisors and non-employee consultants. The 2018 Plan was terminated as of December 18, 2020 in respect of future grants of awards and issuances and distributions of common shares, other than issuances of common shares upon the exercise of options or the vesting of RSUs granted under the 2018 Plan that were outstanding on December 18, 2020.

As of December 31, 2020, the Company had reserved 4,500,000 common shares for issuance to its employees, directors, outside advisors and non-employee consultants pursuant to the 2018 Plan Unless otherwise provided, at the time of grant, the options issued pursuant to the 2018 Plan expire ten years from the date of grant and generally vest over four years, with 25% of the award vesting in four equal installments. As of December 31, 2020, no new awards will be issued under the 2018 Plan.

Clever Leaves Holdings Inc. 2020 Incentive Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Incentive Award Plan (the “2020 Plan”) which provides for the Company to grant incentive stock options, nonqualified stock options, RSUs and other shares-based awards to its employees, directors, officers, outside advisors and non-employee consultants.

Under the 2020 Plan, the Company had reserved 2,813,215 common shares for issuance to its employees, directors, outside advisors and non-employee consultants. Unless otherwise provided, at the time of grant, the options and RSUs issued pursuant to the 2020 Plan generally expire ten years from the date of grant and generally vest over four years, with 25% of the award vesting in four equal installments. As of December 31, 2021 and December 31, 2020, 2,378,365 and 2,813,215 common shares, respectively, were available for future grants of the Company’s common shares under the 2020 Incentive Award Plan.

Subsequent to December 31, 2021, the Company granted 1,741,659 RSUs to its management, employees, and outside advisors available under the 2020 Incentive Award Plan. The vesting period of these grants range from 1 to 4 years. Please refer to Note 22 for more details.

Clever Leaves Holdings Inc. 2020 Earnout Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Earnout Award Plan (the “Earnout Plan”). The purpose of the Earnout Plan is to provide equity awards following the closing of the Business Combination to certain directors, employees and consultants that have contributed to the Business Combination. Under the Earnout Plan, (i) shares constituting 50% of the share reserve were to be issuable only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $12.50 per share (as adjusted for shares splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the second anniversary of the closing (which condition was met on March 16, 2021), and (ii) shares constituting the remaining 50% of the share reserve will be issued only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $15.00 per share (as adjusted for stock splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the fourth anniversary (December 18, 2024) of the closing. Equity awards granted prior to these hurdles being met will vest only if the applicable hurdles are achieved; equity awards granted following the hurdles being achieved need not include the hurdles. In addition, the Company’s board of directors may choose to impose additional vesting conditions.

The 2018 Plan, 2020 Plan, and Earnout Plan are administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee thereof. The exercise prices, vesting and other restrictions are determined at the discretion of the Company’s board of directors, or its committee if so delegated. The Company’s board of directors values the Company’s common shares, taking into consideration the most recently available valuation thereof performed by third parties, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

As of December 31, 2021 and December 31, 2020, 35,602 and 1,440,000 common shares, respectively, were available for future issuance under the 2020 Earnout Award Plan.

Share-Based Compensation Expense

The following table summarizes the Company’s share-based compensation expense for each of its awards, included in the Consolidated Statement of Operations:

	Year Ended
	December 31, 2021	December 31, 2020
Share-based compensation award type:
Stock Options	1,293	1,366
RSUs	10,158	286
Total Shared Based Compensation Expense	11,451	1,652

The Company recognized share-based compensation expense in general and administrative expenses.

Share-Based Award Valuation

The following table presents the weighted average assumptions used in the Black-Scholes Merton option pricing model to determine the fair value options granted during the periods presented:

Weighted Average Assumptions
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.78% – 1.09%	0.22% – 0.41%
Expected dividend yield	0.0%	0.0%
Expected volatility	75% to 90%	85% to 90%
Expected life (in years)	5.00 – 6.25	0.14 – 5.00

Stock Options

The following table summarizes the Company’s stock option activity during the twelve months ended December 31, 2021 and 2020:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64	$—
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—	$—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	64,736	$13.81	9.23
Exercised	(40,942)	$0.24	—	$434
Forfeited	(46,830)	$10.65	—	$—
Expired	(89,659)	$9.43	—	$—
Balance as at December 31, 2021	784,193	$5.91	3.68	$—
Vested and expected to vest as at December 31, 2021	772,912	$5.85	3.69	$—
Vested and exercisable as at December 31, 2021	496,830	$5.83	3.61	$—

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for all stock options that had exercise prices lower than the fair value of the Company’s common shares.

The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2021 and 2020 was $9.97 and $2.02, respectively.

The share-based compensation expense related to unvested stock options awards not yet recognized as of December 31, 2021and 2020 was $1,414 and $2,276, respectively, which is expected to be recognized over a weighted average period of 1.4 years and 1.9 years respectively.

Restricted Share Units

Time-based Restricted Share Units

The fair value for time-based RSUs is based on the closing price of the Company’s common shares on the grant date.

The following table summarizes the changed in the Company’s time-based restricted share unit activity during the twelve months ended December 31, 2021 and 2020:

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	$3.25
Vested	(2,989)	$3.25
Canceled/forfeited	(2,092)	$3.25
Unvested as of December 31, 2020	78,634	$3.25
Granted	592,213	12.61
Vested	(151,000)	13.86
Canceled/forfeited	(17,146)	7.86
Unvested as of December 31, 2021	502,701	$10.93

The stock-based compensation expense related to unvested time-based restricted share units not yet recognized as of December 31, 2021 and 2020 was $4,708 and $521, respectively, which is expected to be recognized over a weighted average period of 2.4 years and 1.3 years respectively.

Market-based Restricted Share Units

During the year ended December 31, 2021, the Company granted RSUs with both market conditions and a service condition (market-based RSUs) to the Company’s employees under the Earnout Plan. The market-based condition for these awards requires that (i) the Company’s common share maintain a closing price equal to or greater than $12.50 for any 20 trading days within any consecutive 30 trading day period on or before December 18, 2022 (which condition was met on March 16, 2021) or (ii) the Company’s common share maintain a closing price equal to or greater than $15.00 for any 20 trading days within any consecutive 30 trading day period on or before December 18, 2024. Provided that the market-based condition is satisfied, and the respective employee remains employed by the Company, the market-based RSUs will vest in four equal annual installments on the applicable vesting date. The RSUs with the closing-price condition of $12.50 or more was met in the twelve months ended December 31, 2021.

The following table represents the weighted-average assumptions used in the Monte Carlo simulation model to determine the fair value of the market-based restricted share units granted during the twelve months ended December 31, 2021.

Weighted Average Assumptions
December 31, 2021
Grant date share price	$13.68
Risk-free interest rate	0.52%
Expected dividend yield	0.0%
Expected volatility	90%
Expected life (in years)	1.3 – 3.8

The following table summarizes the change in the Company’s market-based restricted share units activity during the twelve months ended December 31, 2021.

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,256,785	13.06
Vested	(117,895)	13.91
Canceled/forfeited	(65,559)	13.53
Unvested as of December 31, 2021	1,073,331	$12.94

There was no market-based RSUs activity during the twelve months ended December 31, 2020.

The share-based compensation expense related to unvested market-based RSUs not yet recognized as of December 31, 2021 was $8,462, which is expected to be recognized over a weighted average period of 3.1 years.